CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€) € in Thousands		Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net income (loss)
Beginning balance at Dec. 31, 2018		€ 145,602	€ 1,794	€ 281,744	€ (99,524)	€ (188)	€ (38,224)
Net loss for the period		(62,659)					(62,659)
Other comprehensive income		1,199			(38)	1,237
Comprehensive income (loss)		(61,460)	0	0	(38)	1,237	(62,659)
Allocation of prior period loss		0			(38,224)		38,224
Issue of ordinary shares		0	0	0
Issue of warrants		59		59
Share-based payment		1,359			1,359
Reclassification		0		(115)	(180)	295
Ending balance at Dec. 31, 2019		85,560	1,794	281,688	(136,607)	1,344	(62,659)
Net loss for the period		(73,300)					(73,300)
Other comprehensive income		381			(19)	400
Comprehensive income (loss)		(72,919)	0	0	(19)	400	(73,300)
Allocation of prior period loss		0		(54,208)	(8,451)		62,659
Issue of ordinary shares		12,719	212	12,507
Issue of warrants		0
Share-based payment		1,179			1,179
Allocation of reserves on premiums		0		(119,282)	119,282
Ending balance at Dec. 31, 2020		26,539	2,006	120,705	(24,616)	1,744	(73,300)
Net loss for the period		(53,797)					(53,797)
Other comprehensive income		(460)			68	(528)
Comprehensive income (loss)		(54,257)	0	0	68	(528)	(53,797)
Allocation of prior period loss	[1]	0		(71,037)	(2,263)		73,300
Issue of ordinary shares	[2]	52,842	1,096	51,746
Issue of warrants		15		15
Share-based payment		1,323			1,323
Reclassification		195			195
Transaction costs	[3]	(3,811)		(3,811)
Ending balance at Dec. 31, 2021		€ 22,845	€ 3,102	€ 97,618	€ (25,293)	€ 1,215	€ (53,797)

[1]	The net loss 2020 has been allocated to the Premiums pursuant to a shareholders meeting decision.
[2]	of which €31,826 thousand as result of the Registered Direct Offering in April (€24,867 thousand) and in December (€6,957 thousand) 2021 ; €6,616 thousand related to ATM and €14,400 thousand related to the conversion of five tranches of OCABSA.
[3]	Related to capital increase